Schedule of Investments (unaudited) May 31, 2022	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.4%
City of Birmingham Alabama, GO, CAB, Series A-1, Convertible, 5.00%, 09/01/25(a)	$1,165	$1,273,488

Arizona(b) — 1.1%
Arizona Industrial Development Authority, RB 4.38%, 07/01/39	725	736,572
Series A, 5.00%, 07/01/39	610	619,608
Series A, 5.00%, 07/01/49	690	696,286
Series A, 5.00%, 07/01/54	530	533,176
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/52	595	598,980
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/39	255	262,485
5.00%, 07/01/54	590	597,739

		4,044,846

California — 14.2%
California Community Housing Agency, RB, M/F Housing(b)
Series A, 5.00%, 04/01/49	265	234,937
Series A-2, 4.00%, 08/01/47	1,715	1,401,407
California Health Facilities Financing Authority, Refunding RB
Series A, 3.00%, 10/01/47	2,795	2,171,352
Sub-Series A-2, 5.00%, 11/01/47	1,465	1,790,458
California Infrastructure & Economic Development Bank, RB, Series A, 1st Lien, (AMBAC), 5.00%, 01/01/28(a)	10,100	11,635,978
California State Public Works Board, RB, Series I, 5.50%, 11/01/33	1,415	1,482,060
California Statewide Communities Development Authority, Refunding RB, 4.00%, 03/01/48	3,175	3,142,682
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(b)	150	111,236
CSCDA Community Improvement Authority, RB, M/F Housing(b)
5.00%, 09/01/37	135	123,704
4.00%, 10/01/56	195	181,241
3.00%, 03/01/57	535	395,933
Series A, Class 2, 4.00%, 06/01/58	1,170	997,110
Senior Lien, 3.13%, 06/01/57	930	671,543
Series A, Class 2, Senior Lien, 4.00%, 12/01/58	1,055	865,440
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B, Subordinate, 0.00%, 06/01/66(c)	4,695	618,599
Mount San Antonio Community College District, Refunding GO, CAB, Series A, Election 2008, 0.00%, 08/01/43(d)	1,580	1,561,858
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	4,100	4,205,522
Riverside County Redevelopment Successor Agency, Refunding TA, Series A, (BAM), 4.00%, 10/01/39	3,700	3,806,767
San Diego County Regional Airport Authority, RB, Series A, Subordinate, 4.00%, 07/01/56	2,730	2,781,537
San Diego Unified School District, GO, CAB(c)
Series K-2, 0.00%, 07/01/38	1,745	926,499
Series K-2, 0.00%, 07/01/39	2,115	1,075,628
Series K-2, 0.00%, 07/01/40	2,715	1,322,368
Series C, Election 2008, 0.00%, 07/01/38	2,000	1,114,622

Security	Par (000)	Value

California (continued)
San Diego Unified School District, GO, CAB(c) (continued)
Series G, Election 2008, 0.00%, 01/01/24(a)	$3,425	$1,734,465
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(c)	1,400	1,049,224
Yosemite Community College District, GO, Series D, Election 2004, 0.00%, 08/01/37(c)	10,000	5,821,540

		51,223,710

Colorado — 0.6%
Regional Transportation District, COP, Series A, 5.00%, 06/01/39	1,305	1,329,578
Sabell Metropolitan District, GO, Series A, 5.00%, 12/01/50(b)	1,055	978,302

		2,307,880

Connecticut — 0.7%
State of Connecticut, Refunding GO, Series E, 5.00%, 09/15/37	2,280	2,516,190

Delaware — 0.8%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/40	770	794,159
Series A, 5.00%, 07/01/48	2,110	2,128,464

		2,922,623

District of Columbia — 2.7%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	9,500	9,781,846

Florida — 5.8%
Brevard County Health Facilities Authority, Refunding RB, 5.00%, 04/01/39	1,795	1,828,069
Capital Trust Agency, Inc., RB(b)
Series A, 5.00%, 06/01/45	615	572,836
Series A, 5.50%, 06/01/57	220	209,819
County of Miami-Dade Seaport Department, ARB, Series A, 6.00%, 10/01/23(a)	2,770	2,925,303
Florida Development Finance Corp., RB, Series A, 5.00%, 06/15/56	580	598,463
Florida Development Finance Corp., Refunding RB, 5.00%, 09/15/40(b)	340	354,641
Miami Beach Health Facilities Authority, RB, 3.00%, 11/15/51	425	329,180
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/40	3,910	4,075,092
Miami-Dade County Health Facilities Authority, Refunding RB, 5.00%, 08/01/42	685	731,402
Orange County Health Facilities Authority, RB, 4.00%, 10/01/52	4,000	4,031,980
Orange County Health Facilities Authority, Refunding RB
5.00%, 08/01/41	630	666,973
5.00%, 08/01/47	1,845	1,949,990
Preserve at South Branch Community Development District, SAB
4.00%, 11/01/39	300	290,324
4.00%, 11/01/50	500	461,650
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(a)	1,340	1,387,553

1

Schedule of Investments (unaudited) (continued) May 31, 2022	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Westside Haines City Community Development District, SAB(b)
4.10%, 05/01/37	$260	$251,480
4.13%, 05/01/38	260	251,107

		20,915,862

Georgia — 2.5%
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 02/15/25(a)	545	595,758
Georgia Housing & Finance Authority, RB, S/F Housing
Series A, 3.95%, 12/01/43	275	280,334
Series A, 4.00%, 12/01/48	410	417,261
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/38	595	655,785
Series A, 5.00%, 05/15/43	775	815,296
Series A, 4.00%, 09/01/52(e)	3,065	3,109,721
Series C, 4.00%, 05/01/52(e)	2,385	2,442,001
Private Colleges & Universities Authority, RB, 5.00%, 04/01/24(a)	750	792,202

		9,108,358

Illinois — 14.6%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/37	1,265	1,315,510
Series A, 5.00%, 12/01/38	515	534,392
Series A, 5.00%, 12/01/39	1,390	1,439,498
Series A, 5.00%, 12/01/47	605	616,689
Chicago O’Hare International Airport, ARB, Series D, Senior Lien, 5.25%, 01/01/42	3,300	3,536,168
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/49	3,500	3,653,173
Cook County Community College District No. 508, GO
5.13%, 12/01/38	7,700	7,863,040
5.50%, 12/01/38	1,000	1,029,058
Cook County Forest Preserve District, Refunding GO, Series B, 5.00%, 12/15/37	210	210,438
Illinois Finance Authority, RB
Series A, 5.00%, 02/15/47	565	583,999
Series A, 5.00%, 02/15/50	310	319,885
Illinois Finance Authority, Refunding RB
Series A, 5.00%, 11/15/45	2,815	2,938,604
Series B, 4.00%, 08/15/41	900	901,997
Series C, 4.13%, 08/15/37	3,130	3,175,031
Series C, 5.00%, 08/15/44	390	406,325
Illinois Housing Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 3.75%, 10/01/43	3,000	2,931,798
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	7,020	7,428,732
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	670	711,003
State of Illinois, GO
5.25%, 07/01/29	8,345	8,570,040
5.50%, 07/01/33	880	904,899
5.50%, 07/01/38	1,475	1,511,263
5.50%, 05/01/39	1,840	2,020,208

		52,601,750

Indiana — 0.2%
Indiana Finance Authority, RB, Series A, 4.00%, 11/01/51	525	525,969

Security	Par (000)	Value

Iowa — 0.9%
Iowa Finance Authority, RB, 5.50%, 07/01/23(a)	$3,000	$3,123,198

Maryland — 1.6%
County of Montgomery Maryland, RB, 4.00%, 12/01/44	1,810	1,811,298
Maryland Health & Higher Educational Facilities Authority, RB, 4.00%, 07/01/48	4,000	3,982,560

		5,793,858

Massachusetts — 4.7%
Massachusetts Development Finance Agency, RB
5.00%, 01/01/48	2,595	2,776,320
5.00%, 10/01/48	1,970	1,992,180
4.00%, 06/14/22	5,500	5,356,566
Series A, 5.00%, 01/01/47	2,370	2,511,115
Massachusetts Development Finance Agency, Refunding RB
5.00%, 07/01/37	190	199,168
5.00%, 09/01/43	1,750	1,863,419
Series A, 4.00%, 06/01/29	185	182,589
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A, 3.85%, 06/01/46	490	482,449
Massachusetts School Building Authority, RB, Series A, 5.00%, 05/15/23(a)	1,395	1,440,625

		16,804,431

Michigan — 3.4%
Michigan Finance Authority, RB, Series S, 5.00%, 11/01/44	3,640	3,812,518
Michigan Finance Authority, Refunding RB, 5.00%, 11/15/41	2,235	2,374,162
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 3.80%, 10/01/38	3,965	3,969,445
Royal Oak Hospital Finance Authority, Refunding RB, Series D, 5.00%, 03/01/24(a)	1,560	1,646,341
Western Michigan University, Refunding RB, (AGM), 5.00%, 11/15/23(a)	430	450,232

		12,252,698

Minnesota — 0.4%
City of Minneapolis Minnesota, Refunding RB, Series A, 5.00%, 11/15/49	1,315	1,389,910

Nevada — 0.8%
City of Las Vegas Nevada Special Improvement District No. 611, SAB
4.00%, 06/01/40	450	443,609
4.13%, 06/01/50	1,150	1,095,683
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	360	382,867
5.00%, 07/01/45	450	472,893
5.00%, 07/01/51	480	499,084

		2,894,136

New Hampshire — 0.1%
New Hampshire Business Finance Authority, Refunding RB, Series A, 3.63%, 07/01/43(b)(e)	550	483,390

New Jersey — 8.3%
New Jersey Economic Development Authority, RB
Series DDD, 5.00%, 06/15/42	375	392,577
Series WW, 5.25%, 06/15/25(a)	20	21,918
Series WW, 5.25%, 06/15/33	170	178,690
Series WW, 5.00%, 06/15/34	225	233,385
Series WW, 5.00%, 06/15/36	1,395	1,444,122
Series WW, 5.25%, 06/15/40	380	394,339

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) May 31, 2022	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority, Refunding RB, Sub-Series A, 4.00%, 07/01/32	$930	$938,114
New Jersey Health Care Facilities Financing Authority, RB, 3.00%, 07/01/51	3,525	2,877,782
New Jersey Health Care Facilities Financing Authority, Refunding RB, 5.00%, 10/01/37	1,605	1,703,746
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.25%, 06/15/33	1,660	1,705,426
Series AA, 5.00%, 06/15/36	5,070	5,141,325
Series AA, 5.00%, 06/15/38	945	966,140
Series D, 5.00%, 06/15/32	900	930,725
Series S, 5.25%, 06/15/43	2,150	2,308,322
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/38(c)	5,845	2,792,507
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 12/15/36	340	363,753
Series A, 4.00%, 06/15/40	1,690	1,662,314
South Jersey Port Corp., ARB, Series A, 5.00%, 01/01/49	720	752,387
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	1,750	1,846,829
Series A, 5.25%, 06/01/46	1,725	1,853,947
Sub-Series B, 5.00%, 06/01/46	1,130	1,155,821

		29,664,169

New Mexico — 0.2%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/49	220	197,341
New Mexico Hospital Equipment Loan Council, Refunding RB, Series VIC, 5.00%, 08/01/25(a)	405	440,901

		638,242

New York — 3.4%
Metropolitan Transportation Authority, Refunding RB
Series C-1, 5.25%, 11/15/55	1,135	1,218,772
Series C-1, 5.00%, 11/15/56	1,690	1,782,519
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Class 1, Subordinate, 4.00%, 02/01/42	1,000	1,043,921
New York Liberty Development Corp., Refunding RB, Series 1, Class 1, 5.00%, 11/15/44(b)	1,240	1,254,012
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/49	4,115	4,247,248
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 211, 3.75%, 10/01/43	2,810	2,696,341

		12,242,813

North Dakota — 0.1%
North Dakota Housing Finance Agency, RB, S/F Housing, 3.70%, 01/01/46	500	489,328

Ohio — 4.5%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 3.00%, 06/01/48	4,495	3,489,374
Series A-2, Class 1, 4.00%, 06/01/48	4,625	4,471,922

Security	Par (000)	Value

Ohio (continued)
Buckeye Tobacco Settlement Financing Authority, Refunding RB (continued)
Series B-2, Class 2, 5.00%, 06/01/55	$5,345	$5,425,924
Northwest Local School District/Hamilton & Butler Counties, GO, 4.00%, 12/01/50	2,645	2,654,363

		16,041,583

Oregon — 0.6%
Clackamas County School District No.12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(c)	1,115	574,061
Oregon State Facilities Authority, Refunding RB, Series A, 4.13%, 06/01/52	650	650,445
Washington & Multnomah Counties School District No. 48J Beaverton, GO, CAB, Series D, Convertible, (GTD), 5.00%, 06/15/36	945	1,043,684

		2,268,190

Pennsylvania — 6.8%
Bucks County Industrial Development Authority, RB
4.00%, 07/01/46	105	87,176
4.00%, 07/01/51	100	81,438
Commonwealth Financing Authority, RB
5.00%, 06/01/33	790	863,772
5.00%, 06/01/34	1,750	1,906,354
(AGM), 4.00%, 06/01/39	3,230	3,284,245
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 4.00%, 09/01/49	1,145	1,151,310
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 02/15/52	800	790,746
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.25%, 09/01/50	4,245	4,418,103
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 2022, 4.25%, 10/01/47(f)	2,415	2,464,097
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/38	695	726,865
Series A-1, 5.00%, 12/01/41	2,730	2,904,171
Series B, 5.00%, 12/01/40	1,060	1,117,575
Series C, 5.50%, 12/01/23(a)	630	664,227
Series A, Subordinate, 4.00%, 12/01/45	340	334,774
Series A, Subordinate, 4.00%, 12/01/46	1,605	1,579,089
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	850	888,286
Westmoreland County Municipal Authority, Refunding RB, 5.00%, 06/14/22	1,015	1,071,186

		24,333,414

Puerto Rico — 4.8%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	5,112	5,133,215
Series A-1, Restructured, 5.00%, 07/01/58	6,950	7,066,204
Series A-2, Restructured, 4.33%, 07/01/40	1,688	1,682,776
Series A-2, Restructured, 4.78%, 07/01/58	349	351,070
Series B-1, Restructured, 4.75%, 07/01/53	536	539,445

3

Schedule of Investments (unaudited) (continued) May 31, 2022	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series B-2, Restructured, 4.78%, 07/01/58	$520	$522,985
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	6,226	1,867,177

		17,162,872

Rhode Island — 1.5%
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 06/01/45	5,085	5,220,205

South Carolina — 5.2%
South Carolina Jobs-Economic Development Authority, RB, 5.00%, 01/01/55(b)	1,095	1,005,807
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	6,960	7,191,803
Series E, 5.50%, 12/01/53	1,610	1,656,386
South Carolina Public Service Authority, Refunding RB 5.00%, 12/01/38	2,360	2,420,661
Series B, (AGM-CR), 5.00%, 12/01/56	2,845	2,999,131
Spartanburg Regional Health Services District, Refunding RB, Series A, 4.00%, 04/15/43	3,500	3,539,781

		18,813,569

South Dakota — 0.5%
City of Rapid City South Dakota Sales Tax Revenue, RB, 4.00%, 12/01/26(a)	1,760	1,899,353

Tennessee — 0.7%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	35	36,979
Tennessee Housing Development Agency, Refunding RB, S/F Housing, Series 2, 4.35%, 01/01/48(f)	2,500	2,527,915

		2,564,894

Texas — 16.7%
City of Lubbock Texas Electric Light & Power System Revenue, Refunding RB, 4.00%, 04/15/46	5,550	5,677,916
Coppell Independent School District, Refunding GO, (PSF), 0.00%, 08/15/30(c)	10,030	7,858,756
County of Harris Texas, Refunding GO(c)
(NPFGC), 0.00%, 08/15/25	7,485	6,949,029
(NPFGC), 0.00%, 08/15/28	10,915	9,248,814
Dallas Fort Worth International Airport, Refunding RB, Series F, 5.25%, 11/01/33	1,090	1,133,521
Grand Parkway Transportation Corp., RB, CAB, Series B, Convertible, 0.00%, 10/01/46(d)	2,365	2,465,997
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 3.00%, 10/01/51	3,900	3,284,514
Harris County-Houston Sports Authority, Refunding RB(c)
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/24(a)	5,965	2,480,736
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/38	10,925	4,337,192
Harris County-Houston Sports Authority, Refunding RB, CAB(c)
Series H, Junior Lien, (NPFGC), 0.00%, 11/15/38	5,785	2,529,029
Series H, Junior Lien, (NPFGC), 0.00%, 11/15/39	6,160	2,526,770
Katy Independent School District, GO, 4.00%, 02/15/52(f)	3,000	3,099,573

Security	Par (000)	Value

Texas (continued)
Leander Independent School District, Refunding GO, CAB, Series D, (PSF), 0.00%, 08/15/24(a)(c)	$3,775	$1,852,589
Midland County Fresh Water Supply District No.1, RB, CAB, Series A, 0.00%, 09/15/36(c)	2,340	1,234,371
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	580	588,460
North Texas Tollway Authority, RB, CAB(a)
Series B, 0.00%, 09/01/31(c)	1,975	956,611
Series C, Convertible, 6.75%, 09/01/31	2,500	3,377,620
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	330	329,701

		59,931,199

Utah — 0.8%
City of Salt Lake City Utah Airport Revenue, ARB, Series B, 5.00%, 07/01/43	2,100	2,280,094
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/49(b)	235	231,776
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/55(b)	450	454,321

		2,966,191

Virginia — 4.4%
Henrico County Economic Development Authority, Refunding RB, 5.00%, 10/01/52	5,750	6,213,588
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,225	1,224,951
Virginia Beach Development Authority, Refunding RB
5.00%, 09/01/44	1,375	1,428,079
4.00%, 09/01/48	885	825,585
Virginia College Building Authority, RB, 4.00%, 02/01/42(f)	5,000	5,318,095
Virginia Housing Development Authority, RB, M/F Housing, Series B, 4.00%, 06/01/53	895	881,411

		15,891,709

Washington — 2.1%
Washington State Convention Center Public Facilities District RB, 3.00%, 07/01/58	8,690	6,189,053
Washington State Housing Finance Commission, Refunding RB, 5.00%, 01/01/38(b)	1,400	1,499,755

		7,688,808

West Virginia — 2.3%
West Virginia Hospital Finance Authority, RB, Series A, 4.00%, 06/01/51	3,050	2,954,779
West Virginia Parkways Authority, RB, Senior Lien, 4.00%, 06/01/51	5,215	5,256,225

		8,211,004

Wisconsin — 3.2%
Public Finance Authority, RB(b)
5.00%, 06/15/51	305	270,806
5.00%, 10/15/51	270	257,325
5.00%, 06/15/56	400	347,312
Series A, 5.00%, 07/15/39	120	125,726
Series A, 5.00%, 10/15/40	1,260	1,277,722
Series A, 5.00%, 07/15/49	455	472,694
Series A, 5.00%, 07/15/54	215	222,625
Series A, 5.00%, 07/01/55	395	400,007
Series A-1, 4.50%, 01/01/35	685	633,171

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) May 31, 2022	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, Refunding RB, 5.00%, 09/01/39(b)	$375	$380,816
Wisconsin Health & Educational Facilities Authority, Refunding RB
5.00%, 04/01/44	1,895	2,102,529
Sereis C, 4.00%, 02/15/42	5,000	5,003,055

		11,493,788

Total Municipal Bonds — 121.6% (Cost: $425,546,567)		437,485,474

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

California — 1.1%
Los Angeles Unified School District, GO, Series B-1, Election 2008, 5.25%, 07/01/42(h)	3,432	3,795,184

Connecticut — 0.5%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	1,561	1,646,732

Florida — 1.0%
City of Miami Beach Florida, RB, 5.00%, 09/01/45	3,500	3,658,697

Illinois — 2.0%
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	3,045	3,222,818
Series B, 5.00%, 01/01/40	1,170	1,246,218
Series C, 5.00%, 01/01/38	2,658	2,799,552

		7,268,588

Indiana — 3.0%
Indiana Finance Authority, RB, Series A, 4.00%, 11/01/51	10,685	10,704,724

Kansas — 1.7%
Wyandotte County Unified School District No. 500 Kansas City, GO, Series A, 5.50%, 09/01/47(a)	5,363	6,100,237

Maryland — 0.9%
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/41	3,139	3,377,052

Massachusetts — 3.0%
Massachusetts Development Finance Agency, Refunding RB, 4.00%, 07/01/35	7,070	7,228,500
Massachusetts School Building Authority, RB, Series B, 5.00%, 11/15/46(h)	3,300	3,556,994

		10,785,494

Security	Par (000)	Value

Michigan — 0.9%
Michigan Finance Authority, RB, Series A, 5.00%, 11/01/44	$2,220	$2,325,696
Michigan State Building Authority, Refunding RB, Series I, 5.00%, 10/15/45	960	1,008,744

		3,334,440

Nevada — 1.1%
Las Vegas Valley Water District, Refunding GO, Series A, 5.00%, 06/01/46	3,900	4,147,637

New York — 18.0%
Metropolitan Transportation Authority, RB, Sub- Series D-1, 5.25%, 11/15/44	3,850	3,991,615
New York City Municipal Water Finance Authority, RB, Subordinate, 4.00%, 06/15/51	6,000	6,147,468
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
4.00%, 08/01/36	7,350	7,735,364
Series F-1, Subordinate, 4.00%, 02/01/51	6,645	6,819,123
New York City Water & Sewer System, Refunding RB
Series DD, 5.00%, 06/15/35.	1,845	1,939,848
Series FF, 5.00%, 06/15/39	8,355	8,890,656
New York State Dormitory Authority, Refunding RB, Series C, 4.00%, 07/01/49(f)	8,955	9,059,114
New York State Urban Development Corp., RB, Series A-1, 5.00%, 03/15/43	5,720	5,820,024
Port Authority of New York & New Jersey, Refunding ARB
Consolidated, 198th Series, 5.25%, 11/15/56	2,561	2,762,246
Series 230, 5.25%, 12/01/52(h)	10,000	11,677,699

		64,843,157

Pennsylvania — 1.5%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	4,997	5,385,399

Texas — 1.2%
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 02/15/41	3,920	4,203,952

Virginia — 2.3%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	4,000	4,057,432
Virginia Small Business Financing Authority, Refunding RB, Series A, 4.00%, 12/01/49	4,307	4,163,038

		8,220,470

Washington — 1.0%
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.00%, 10/01/38	3,210	3,571,969

5

Schedule of Investments (unaudited) (continued) May 31, 2022	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/42	$3,520	$3,534,267

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 40.2% (Cost: $142,587,989)		144,577,999

Total Long-Term Investments — 161.8% (Cost: $568,134,556)		582,063,473

	Shares

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.55%(i)(j)	1,413,891	1,414,033

Total Short-Term Securities — 0.4% (Cost: $1,413,823)		1,414,033

Total Investments — 162.2% (Cost: $569,548,379)		583,477,506

Liabilities in Excess of Other Assets — (0.3)%		(1,077,376)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.8)%		(85,545,730)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (38.1)%		(137,200,000)

Net Assets Applicable to Common Shares — 100.0%		$359,654,400

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	When-issued security.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between November 15, 2024 to June 1, 2030, is $11,874,471.

(i)	Affiliate of the Trust.
(j)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$6,327,383	$—	$(4,910,628	)(a)	$(2,762)	$40	$1,414,033	1,413,891	$7,023	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	106	09/21/22	$12,655	$89,059
U.S. Long Bond	156	09/21/22	21,738	221,037
5-Year U.S. Treasury Note	101	09/30/22	11,408	27,108

				$337,204

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) May 31, 2022	BlackRock Municipal Income Quality Trust (BYM)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$437,485,474	$—	$437,485,474
Municipal Bonds Transferred to Tender Option Bond Trusts	—	144,577,999	—	144,577,999
Short-Term Securities
Money Market Funds	1,414,033	—	—	1,414,033

	$1,414,033	$582,063,473	$—	$583,477,506

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$337,204	$—	$—	$337,204

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(85,452,869)	$—	$(85,452,869)
VMTP Shares at Liquidation Value	—	(137,200,000)	—	(137,200,000)

	$—	$(222,652,869)	$—	$(222,652,869)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

Portfolio Abbreviation (continued)

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

7

Schedule of Investments (unaudited) (continued) May 31, 2022	BlackRock Municipal Income Quality Trust (BYM)

Portfolio Abbreviation (continued)

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	8